SCHEDULE OF STOCK WARRANTS OUTSTANDING TO PURCHASE COMMON STOCK (Details) - $ / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020	Mar. 03, 2020
Warrant Medigus [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, Issuance Date			Dec. 30, 2019
Warrant, Expiration Date			Dec. 30, 2022
Warrant, Exercise Price Per Share			$ (0)
Warrant, Number of Shares of Common Stock Underlying Warrants			298,722
Warrant B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, Issuance Date		Mar. 03, 2020	Dec. 30, 2019
Warrant, Expiration Date		Sep. 03, 2021	Jun. 30, 2021
Warrant, Exercise Price Per Share		$ 8.037	$ 8.037	$ 8.037
Warrant, Number of Shares of Common Stock Underlying Warrants		217,727	758,527
Warrant A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, Issuance Date		May 18, 2020	Mar. 03, 2020
Warrant, Expiration Date		Nov. 18, 2021	Mar. 03, 2021
Warrant, Exercise Price Per Share		$ 5.355	$ 5.355	$ 5.355
Warrant, Number of Shares of Common Stock Underlying Warrants		192,220	108,880
Warrant B One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, Issuance Date		May 18, 2020	Mar. 03, 2020
Warrant, Expiration Date		May 18, 2022	Sep. 03, 2021
Warrant, Exercise Price Per Share		$ 8.037	$ 8.037
Warrant, Number of Shares of Common Stock Underlying Warrants		459,137	217,727
Warrant A One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, Issuance Date			May 18, 2020
Warrant, Expiration Date			Nov. 18, 2021
Warrant, Exercise Price Per Share			$ 5.355
Warrant, Number of Shares of Common Stock Underlying Warrants			229,569
Warrant B Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, Issuance Date		Jun. 23, 2020	May 18, 2020
Warrant, Expiration Date		Dec. 23, 2021	May 18, 2022
Warrant, Exercise Price Per Share		$ 8.037	$ 8.037
Warrant, Number of Shares of Common Stock Underlying Warrants		87,497	459,137
Warrant A Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, Issuance Date			Jun. 23, 2020
Warrant, Expiration Date			Jun. 23, 2021
Warrant, Exercise Price Per Share			$ 5.355
Warrant, Number of Shares of Common Stock Underlying Warrants			43,749
Warrant B Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, Issuance Date			Jun. 23, 2020
Warrant, Expiration Date			Dec. 23, 2021
Warrant, Exercise Price Per Share			$ 8.037
Warrant, Number of Shares of Common Stock Underlying Warrants			87,497
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, Number of Shares of Common Stock Underlying Warrants		3,724,459	2,203,808
Medigus Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, Issuance Date		Dec. 30, 2019
Warrant, Expiration Date		Dec. 30, 2022
Warrant, Exercise Price Per Share	[1]
Warrant, Number of Shares of Common Stock Underlying Warrants		298,722
Warrant March Two Thousand Twenty One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, Issuance Date		Mar. 29, 2021
Warrant, Expiration Date		Mar. 31, 2026
Warrant, Exercise Price Per Share		$ 10.350
Warrant, Number of Shares of Common Stock Underlying Warrants		2,469,156

[1]	If ScoutCam achieves an aggregate amount of $33 million in sales within the first three years immediately after the Exchange Agreement, the Company will issue to Medigus 298,722 shares of the Company’s common stock, which represents 10% of the Company’s issued and outstanding share capital as of the Exchange Agreement.